Debt (Details) - Schedule of Redeemable Promissory Note Payable - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Redeemable Promissory Note Payable [Abstract]
Redeemable promissory note	$ 3,750,000
Less: Discount ($2,647,925) and debt issuance cost ($909,657) on issuance, net of amortization	(2,239,959)
Total	$ 1,510,041